Other Financial Statement Information - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Depreciation and amortization expense	$ 251	$ 432
Capital Leases, income statement, amortization expense	108	184
Gain (loss) on disposition of Property plant equipment		(94)
Impairment charge	1,185
Laboratory Equipment [Member] | Research and Development Expense [Member]
Gain (loss) on disposition of Property plant equipment		$ 94
Impairment charge	1,039
Office Equipment [Member] | General and Administrative Expense [Member]
Impairment charge	$ 146